Other income / (expenses), net (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Amount of borrowings	€ 1,684,000	€ 7,680,000	€ 1,886,000
Instituto Butantan [member]
IfrsStatementLineItems [Line Items]
Amount of borrowings	€ 900,000	€ 5,800,000
Chikungunya [member]
IfrsStatementLineItems [Line Items]
Receivable for vaccine development			€ 23,400,000